Note 16 - Basic And Diluted Net Income Per Common Share	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Text Block]
Earnings Per Share [Text Block]
16.	BASIC AND DILUTED NET INCOME PER COMMON SHARE

Basic and diluted net income attributable to Internet Initiative Japan Inc. per common share computation for three years ended March 31, 2011, 2012 and 2013 is as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Numerator―
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥3,203,368	¥3,640,963	¥5,300,654	$56,294

	Number of Shares
	2011	2012	2013
Denominator:
Weighted-average common shares outstanding―basic	40,528,800	40,536,800	40,536,800
Dilutive effect of stock options		19,600	35,800
Weighted-average common shares outstanding―diluted	40,528,800	40,556,400	40,572,600

	Yen			U.S. Dollars
	2011	2012	2013	2013

Basic net income attributable to Internet Initiative Japan Inc. per common share	¥79.04	¥89.82	¥130.76	$1.39

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥79.04	¥89.78	¥130.65	$1.39

  *Figures shown above are retroactively adjusted to reflect a 1:200 stock split conducted on October 1, 2012.

For the year ended March 31, 2011, potentially dilutive shares were excluded from the computation of diluted net income attributable to Internet Initiative Japan Inc. because the exercise prices of the options were greater than the average market price of the common shares.

Diluted net income attributable to Internet Initiative Japan Inc. per share does not include the effects of the following potential common shares:

	Year Ended March 31
	2011	2012	2013

Shares issuable under stock options	295,000	－	－

 *Figures shown above are retroactively adjusted to reflect a 1:200 stock split conducted on October 1, 2012.